Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2016	$ 14	$ 154,785	$ 79,179,432	$ (79,682,138)	$ (347,907)
Balance (in shares) at Dec. 31, 2016	13,602	154,785,520
Stock-based compensation expense			79,013		79,013
Sale of common stock		$ 2,500	60,000		62,500
Sale of common stock (in shares)		2,500,000
Shares issues for services		$ 500	9,500		10,000
Shares issues for services (in shares)		500,000
Beneficial conversion factor on notes payable			124,690		124,690
Net loss				(790,046)	(790,046)
Balance at Dec. 31, 2017	$ 14	$ 157,785	79,452,635	(80,472,184)	(861,750)
Balance (in shares) at Dec. 31, 2017	13,602	157,785,520
Stock-based compensation expense			20,955		20,955
Shares issues for services		$ 6,243	182,281		188,524
Shares issues for services (in shares)		6,242,710
To recognize BCF of loans in quarter			111,370		111,370
Net loss				(324,388)	(324,388)
Balance at Mar. 31, 2018	$ 14	$ 164,028	79,767,241	(80,796,573)	(865,290)
Balance (in shares) at Mar. 31, 2018	13,602	164,028,230
Balance at Dec. 31, 2017	$ 14	$ 157,785	79,452,635	(80,472,184)	(861,750)
Balance (in shares) at Dec. 31, 2017	13,602	157,785,520
Stock-based compensation expense			380,982		380,982
Sale of common stock		$ 39,167	2,310,833		2,350,000
Sale of common stock (in shares)		39,166,666
Cancellation of shares		$ (5,000)	(7,000)		(12,000)
Cancellation of shares (in shares)		(5,000,000)
Shares issues for services		$ 9,745	388,929		398,674
Shares issues for services (in shares)		9,745,210
Beneficial conversion factor on notes payable			111,370		111,370
Net loss				(3,007,747)	(3,007,747)
Balance at Dec. 31, 2018	$ 14	$ 201,697	82,637,749	(83,479,931)	(640,471)
Balance (in shares) at Dec. 31, 2018	13,602	201,697,396
Stock-based compensation expense			122,950		122,950
Sale of common stock		$ 2,500	147,500		150,000
Sale of common stock (in shares)		2,500,000
Beneficial conversion factor on notes payable
Net loss				(586,155)	(586,155)
Balance at Mar. 31, 2019	$ 14	$ 204,197	$ 82,908,199	$ (84,066,086)	$ (953,676)
Balance (in shares) at Mar. 31, 2019	13,602	204,197,396